Investment in associate - Schedule of Net Results of SCL Comprised (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Net (loss) profit SCL	$ 4,731,081	$ 3,353,559	$ 2,770,777
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Net (loss) profit SCL	$ 19,330	$ (79,401)	$ (92,783)
Percentage of stake by the company	14.77%	14.77%	14.77%
Share of (loss) profit of associate.	$ 2,855	$ (11,728)	$ (13,704)